Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of reconciliation of net loss per ordinary share

Year Ended December 31,
2019
Net income	$3,932,144
Less: Income attributable to ordinary shares subject to possible redemption	(4,069,302)
Adjusted net loss	$(137,158)

Weighted average shares outstanding, basic and diluted	8,410,915

Basic and diluted net loss per ordinary share	$(0.02)